Income Tax - Analysis of Deferred Income Tax Assets and Liabilities in Consolidated Statements of Financial Position (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred income tax assets (liabilities)
Recognized in Profit or loss	$ (2,654.9)
Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	64,175.8	$ 69,185.9	$ 49,153.9
Recognized in Profit or loss	1,747.4	(5,112.8)	19,198.5
Recognized in Other Comprehensive Income	(38.9)	124.6	734.0
Effect of Exchange Rate Changes	59.0	(21.9)	99.5
Balance, End of Year	65,943.3	64,175.8	69,185.9
Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(53.8)	(1,031.4)	(1,873.9)
Recognized in Profit or loss	(3,933.8)		839.3
Recognized in Other Comprehensive Income			6.0
Effect of Exchange Rate Changes	(0.9)		(2.8)
Balance, End of Year	(3,988.5)	(53.8)	(1,031.4)
Depreciation [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	41,094.7	45,299.3	34,720.7
Recognized in Profit or loss	(7,787.6)	(4,197.2)	10,552.2
Effect of Exchange Rate Changes	12.7	(7.4)	26.4
Balance, End of Year	33,319.8	41,094.7	45,299.3
Refund liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	9,415.0	12,089.5	5,986.2
Recognized in Profit or loss	3,856.8	(2,673.5)	6,100.8
Effect of Exchange Rate Changes	2.6	(1.0)	2.5
Balance, End of Year	13,274.4	9,415.0	12,089.5
Unrealized Exchange Losses [Member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	7,100.0	5,782.4
Recognized in Profit or loss	1,978.2	1,317.6	5,782.4
Balance, End of Year	9,078.2	7,100.0	5,782.4
Unrealized loss on inventories [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	2,771.2	2,305.3	899.0
Recognized in Profit or loss	(25.9)	466.2	1,402.2
Effect of Exchange Rate Changes	4.0	(0.3)	4.1
Balance, End of Year	2,749.3	2,771.2	2,305.3
Net defined benefit liability [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	1,729.7	1,722.0	1,237.1
Recognized in Profit or loss	(284.8)	(116.9)	(249.1)
Recognized in Other Comprehensive Income	(28.9)	124.6	734.0
Balance, End of Year	1,416.0	1,729.7	1,722.0
Deferred compensation cost [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	489.6	361.2	374.0
Recognized in Profit or loss	66.0	129.9	(48.2)
Effect of Exchange Rate Changes	33.2	(1.5)	35.4
Balance, End of Year	588.8	489.6	361.2
Others [member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	1,575.6	1,626.2	5,936.9
Recognized in Profit or loss	1,289.8	(38.9)	(4,341.8)
Recognized in Other Comprehensive Income	(10.0)	0.0	0.0
Effect of Exchange Rate Changes	47.0	(11.7)	31.1
Balance, End of Year	2,902.4	1,575.6	1,626.2
Others [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year	(53.8)	(1,031.4)	(1,167.6)
Recognized in Profit or loss	(8.5)	976.8	133.0
Recognized in Other Comprehensive Income		0.0	6.0
Effect of Exchange Rate Changes	(0.9)	0.8	(2.8)
Balance, End of Year	(63.2)	(53.8)	(1,031.4)
Unrealized exchange gains [member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Balance, Beginning of Year		$ 0.0	(706.3)
Recognized in Profit or loss			706.3
Balance, End of Year			$ 0.0
Operating Loss Carryforward [Member] | Deferred Income Tax Assets [Member]
Deferred income tax assets (liabilities)
Recognized in Profit or loss	2,654.9
Effect of Exchange Rate Changes	(40.5)
Balance, End of Year	2,614.4
Subsidiarys projected earnings distribution [Member] | Deferred Income Tax Liabilities [Member]
Deferred income tax assets (liabilities)
Recognized in Profit or loss	(3,925.3)
Balance, End of Year	$ (3,925.3)